Cover	Dec. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 09, 2024
Entity Registrant Name	Performant Healthcare, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35628
Entity Tax Identification Number	20-0484934
Entity Address, Address Line One	900 South Pine Island Road,
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33324
City Area Code	(925)
Local Phone Number	960-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	PFMT
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Common Stock, par value $.0001 per share
Entity Central Index Key	0001550695
Amendment Flag	false
Name Change Event [Line Items]
Entity Information, Former Legal or Registered Name	Performant Financial Corporation